Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets	9 Months Ended
Sep. 30, 2025
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Abstract]
PRIVATE PLACEMENT OF COMMON STOCK (PRIVATE INVESTMENT IN PUBLIC EQUITY (“PIPE”) AND INTANGIBLE DIGITAL ASSETS

NOTE 7 — PRIVATE PLACEMENT OF COMMON STOCK (PRIVATE INVESTMENT IN PUBLIC EQUITY (“PIPE”) AND INTANGIBLE DIGITAL ASSETS

Private Placement of Common Stock (Private Investment in Public Equity (“PIPE”)) — On August 15, 2025, the Company closed on a private placement to institutional and accredited investors and sold pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 18,518,944 shares of common stock at a purchase price of $12.086 per Pre-Funded Warrant, for an aggregate purchase price of $223.8 million, before deducting placement agent fees and other offering expenses of $12,134,575. Of the total $223.8 million purchase price for the Pre-Funded Warrants, $35.5 million was paid in cash, $59.5 million was paid in the cryptocurrency stablecoin commonly referred to as USDC (“USDC”), based on a purchase price of $1.00 per USDC, and $128.8 million was paid in $IP Tokens, which were valued for purposes of such offering at (i) $5.2413 (representing a 20% discount from the closing price of $IP Tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of the Story Core Contributors (as defined in the subscription agreements for the offering), (ii) $3.40 (representing an approximately 48% discount from the closing price of $IP Tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of Story Foundation, or (iii) $6.5516 (the reported closing price of $IP Tokens on August 8, 2025 as reported by CoinMarketCap.com) in the case of all other purchasers. No gain was recognized on the purchase of these $IP Tokens, due to restrictions on transfer and lock-up agreements covering such $IP Tokens, which provides that cost basis accounting be used rather than fair value accounting.

At a Special Meeting of Stockholders held on September 18, 2025, the Company’s stockholders approved all of the proposals on the agenda related to the PIPE, including:

•        the issuance of the Pre-Funded Warrants and shares of common stock upon the exercise of the Pre-Funded Warrants;

•        the issuance of shares of common stock, restricted stock unit awards, and shares of common stock upon the exercise of warrants issued pursuant to advisory agreements between certain advisors and the Company related to the PIPE transaction discussed above; and,

•        an amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to increase the number of authorized shares of capital stock from 495,000,000 shares to 995,000,000 shares.

In connection with the closing of the offering of Pre-Funded Warrants, the Company entered into exchange agreements with all but one holder of the Company’s Series B Preferred Stock. See Series B Preferred Stock below.

Included among the purchasers in the PIPE were the Story Foundation, who purchased Pre-Funded Warrants to purchase 5,389,091 shares of common stock; Justin Stiefel, Chairman and Chief Executive Officer of the Company, who purchased Pre-Funded Warrants to purchase 165,480 shares of common stock; and Andrew Varga, a director of the Company, who purchased Pre-Funded Warrants to purchase 15,000 shares of common stock.

Under terms of the PIPE, the Company would use: (a) up to $4.0 million of the net proceeds from the PIPE for general corporate purposes initiated after the closing, (b) up to $0.6 million for pre-existing working capital commitments or obligations, and (c) at least $80.0 million to purchase $IP Tokens from Story Foundation at a price per $IP Token of $3.40 (as discussed below). The balance of the net proceeds were used to purchase or otherwise acquire $IP Tokens and for the establishment of the Company’s cryptocurrency treasury operations to the extent consistent with the Company’s investment policy as amended or otherwise modified from time to time. The Company could not use more than $7.0 million of such proceeds: (i) for the satisfaction of any portion of the Company’s debt (other than payment of trade payables in the ordinary course of the Company’s business and prior practices), (ii) for the redemption of any common stock or (iii) for the settlement of any outstanding litigation. In connection with the announcement of the PIPE, the Company announced the launch of its digital asset treasury reserve strategy, to be effective upon the closing of the PIPE, pursuant to which the Company plans to use $IP Tokens as its primary treasury reserve asset on an ongoing basis.

In conjunction with the PIPE, in July 2025, the Company negotiated terms with a number of secured and unsecured creditors, whereby, the Company agreed to pay cash and or equity, in settlement of amounts owed to such obligees (the “Negotiated Settlements”), whereby, contingent and effective only upon the occurrence of: a) the closing of a financing transaction between the Company and third party private investors in excess of $75 million dollars and involving a tradable cryptocurrency, token or other similar digital asset (the “Trigger Date”); b) the approval of Company’s stockholders of such transaction at a duly called special meeting of the stockholders; and c) effectiveness of a registration statement related to such transaction filed with the SEC in accordance with the Securities Act of 1933, as amended, that the Company will pay agreed upon cash amounts due to the respective obligees, as agreed, in cash and or equity, in settlement of amounts owed to such obligees. The equity portion of the Negotiated Settlements is in the form of warrants to purchase common stock at $0.20 per share, exercisable at the earlier of (i) 6-months or (ii) the day following the issue date of the respective warrants on which the closing price of the common stock equals or exceeds $30 per share, which were valued based on a Black Scholes valuation (the “Settlement Equity”). The result of the Negotiated Settlements with the secured and unsecured creditors was: a) $10,382,438 of the Company’s secured notes payable as of June 30, 2025 ($12,620,345 as of August 7, 2025, including settlement fees and expenses and additional accrued interest) negotiated to be settled for $7,046,094 in cash and $2,963,624 of warrants with the remaining $2,610,627 recognized as a gain on settlement in the (third quarter) statement of operations; and, b) an aggregate of $3,792,767 of Settlement Equity (in the form of 200,000 warrants) with the remaining $2,635,507 to be recognized as a gain on settlement in the statement of operations; and, b) an aggregate of $3,792,767 of the Company’s unsecured accounts payable as of June 30, 2025 was negotiated to be settled for $1,816,250 in cash, $851,628 in Settlement Equity (in the form of an aggregate of 76,391 warrants) with the remaining $1,124,889 (of which $282,037 will be recorded to paid in capital on the balance sheet as it related to capitalized offering costs, and the remaining $842,852 will be recorded on the statement of operations as a gain on settlement) to be recognized in the then current period (third quarter) in the respective expense accounts to which the expenses were originally recorded.

In conjunction with the PIPE, the Company purchased $80 million of $IP Tokens from Story Foundation at a price per $IP Token of $3.40 (as discussed above) as follows:

•        $35,271,353 of $IP Tokens for $21,000,000 in cash on August 18, 2025 at a price per $IP Token of $3.40 compared to the market price of $5.7106 per $IP Token; and,

•        $99,692,647 of $IP Tokens for $59,000,000 in cash on August 15, 2025 at a price per $IP Token of $3.40 compared to the market price of $5.745 per $IP Token.

In conjunction with the Offering, the Company issued: 125,000 RSUs on August 10, 2025 to an advisor, vesting in 4 equal installments of 31,250 shares on October 1, 2025, January 1, 2026, April 1, 2026, and July 1, 2026; placement agent warrants in August 2025 to purchase 215,364 shares of common stock at $0.20 per share, expiring August 15, 2030, representing 3% of the number of pre-funded warrants issued in the Offering; and advisor warrants in August, 2025, to purchase common stock at $0.20 per share that expire August 10, 2030 as follows:

•        Tranche 1 — 193,750 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $20.00 per share or 3 months from the issue date of the warrant;

•        Tranche 2 — 203,750 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $30.00 per share or 6 months from the issue date of the warrant;

•        Tranche 3 — 215,000 warrants vesting the earlier of when the closing price of the common stock equals or exceeds a price of $40.00 per share or 6 months from the issue date of the warrant; and,

•        Tranche 4 — 262,500 warrants vesting monthly over 12 months from September 18, 2025.

The Company still has the option, with input from the Story Foundation on timing and amount, on the use of the currently registered and effective ELOC to raise capital for debt reduction and other corporate purposes related to its business.

Intangible Digital Assets — On August 15, 2025, the Company adopted the $IP Token as its primary treasury reserve asset. Under this new treasury strategy, the Company purchases and holds $IP Tokens for long term investment purposes. The Company accounts for its $IP Tokens as an indefinite-lived intangible asset in accordance with ASC 350, Intangibles — Goodwill and Other and has ownership of and control over its $IP Tokens, which are included in intangible digital assets in the unaudited condensed consolidated balance sheets. As of September 30, 2025, there were contractual restrictions consisting of restrictions on sale or transfer and lock ups (“Contractual Restrictions”) on the Company’s sale of its $IP Tokens.

The following table summarizes the intangible digital assets ($IP Tokens) held by the Company as of September 30, 2025:

	As of September 30, 2025
	Units	Cost Basis	Fair Value
$IP Tokens	53,354,575	$209,659,980	$455,648,074
Total	53,354,575	$209,659,980	$455,648,074

The $IP Tokens acquired in conjunction with the PIPE are subject to restrictions on transfer and lock-up agreements for 12 to 60 months as discussed above.

The following table represents a reconciliation of the fair values of the Company’s intangible digital assets: There were no Token Treasury Segment activities prior to the nine months ended September 30, 2025:

Fair Value
For the Nine Months Ended September 30, 2025
Intangible Digital Assets Held – December 31, 2024	$—
Additions(a)	210,728,527
Dispositions	(921,862)
Gains(b)	246,033,779
Losses(b)	(192,370)
Ending Balance – September 30, 2025	$455,648,074

(a)      Additions represent initial consideration received as part of the PIPE offering, and purchases of, and staking rewards earned on, Crypto assets held for investment.

(b)      The Company measures gains and losses by each asset held. These include cumulative realized losses of $(146,685), unrealized losses of $(45,685), and unrealized gains of $245,841,410 for the nine months ended September 30, 2025

The Company also holds stablecoins, primarily USD Coin (USDC), which are designed to maintain a value pegged to the U.S. dollar. These holdings are presented within Other Current Assets on the Consolidated Balance Sheets. Because stablecoins do not meet the definition of cash or cash equivalents under ASC 305, Cash and Cash Equivalents, they are accounted for as financial instruments and measured at fair value under ASC 820, with changes recognized in net income. As of September 30, 2025, the Company held approximately $262,168 in stablecoins. The Company monitors liquidity, counterparty risk, and regulatory developments related to these holdings on an ongoing basis.